RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESTRICTED NET ASSETS
Percentage of after tax profits to be allocated to general reserve fund		10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required		50.00%
Amount appropriated to the general reserve		$ 0	$ 0	$ 0
Restricted net assets of the Company's PRC subsidiaries and VIEs		$ 7,440
VIE's Kindergartens
RESTRICTED NET ASSETS
Percentage of after tax profits to be allocated to development fund		25.00%
Percentage of annual increase in net assets to be allocated to development fund		25.00%
Amount appropriated to the development fund	$ 0		$ 512	$ 592